Segment reporting (Tables)	12 Months Ended
Sep. 30, 2023
Segment reporting
Schedule of segment results for the Group

The following tables present the segment results for the Group.

			Consumer
			and	Westpac	Westpac				Notable
			Business	Institutional	New	Specialist	Group		Items	Income
$m	Consumer	Business	Banking	Bank	Zealand (A$)	Businesses	Businesses	Total	(pre-tax)	statement
2023
Net interest income	8,966	4,238	13,204	1,525	2,317	429	939	18,414	(97)	18,317
Net fee income	509	311	820	596	177	44	8	1,645	-	1,645
Net wealth management and insurance income	41	-	41	-	33	498	-	572	(10)	562
Trading income	-	-	-	692	33	48	(23)	750	(33)	717
Other income	18	4	22	78	(3)	60	4	161	243	404
Notable Items	-	(78)	(78)	-	-	233	(52)	103	(103)	-
Net operating income	9,534	4,475	14,009	2,891	2,557	1,312	876	21,645	-	21,645
Operating expenses[1]	(4,763)	(1,867)	(6,630)	(1,308)	(1,186)	(547)	(561)	(10,232)	(460)	(10,692)
Notable Items	(202)	(19)	(221)	(15)	(9)	(60)	(155)	(460)	460	-
Total operating expenses	(4,965)	(1,886)	(6,851)	(1,323)	(1,195)	(607)	(716)	(10,692)	-	(10,692)
Pre-provision profit	4,569	2,589	7,158	1,568	1,362	705	160	10,953	-	10,953
Impairment (charges)/benefits	(200)	(263)	(463)	(87)	(124)	27	(1)	(648)	-	(648)
Profit before income tax (expense)/ benefit	4,369	2,326	6,695	1,481	1,238	732	159	10,305	-	10,305
Income tax (expense)/benefit[2]	(1,317)	(698)	(2,015)	(420)	(351)	(122)	(196)	(3,104)	-	(3,104)
Net profit attributable to NCI	-	-	-	-	-	(5)	(1)	(6)	-	(6)
Net profit attributable to owners of WBC	3,052	1,628	4,680	1,061	887	605	(38)	7,195	-	7,195
Notable Items (post-tax)[2]	(148)	(68)	(216)	(10)	(7)	207	(147)	(173)
Balance sheet
Loans	492,708	88,857	581,565	92,568	92,488	6,698	(65)	773,254
Deposits and other borrowings	308,380	130,590	438,970	115,126	76,544	10,834	46,694	688,168

1.	Impairment of assets (including goodwill and other intangible assets) was insignificant for all segments except for the following:

- Specialist Businesses: 2023: nil (2022: $167 million, 2021: $141 million);

- Group Businesses: 2023: $35 million (2022: $166 million, 2021: $6 million); and

- Westpac Institutional Bank: 2023: nil (2022: nil, 2021: $1,192 million).

2.	The tax impact of Notable Items reduced income tax (expense)/benefit by $184 million in 2023 (2022: $46 million, 2021: $57 million).

Note 2. Segment reporting (continued)

			Consumer
			and	Westpac	Westpac				Notable
			Business	Institutional	New	Specialist	Group		Items	Income
$m	Consumer	Business	Banking	Bank	Zealand (A$)	Businesses	Businesses	Total	(pre-tax)	statement
2022
Net interest income	8,985	3,027	12,012	1,110	2,107	474	903	16,606	555	17,161
Net fee income	513	327	840	605	185	46	(4)	1,672	(1)	1,671
Net wealth management and insurance income	51	-	51	-	54	754	-	859	(51)	808
Trading income	-	-	-	516	43	41	20	620	44	664
Other income	48	5	53	25	(3)	19	54	148	(846)	(698)
Notable Items	-	-	-	-	120	(1,011)	592	(299)	299	-
Net operating income	9,597	3,359	12,956	2,256	2,506	323	1,565	19,606	-	19,606
Operating expenses[1]	(4,623)	(1,899)	(6,522)	(1,188)	(1,072)	(683)	(716)	(10,181)	(621)	(10,802)
Notable Items	(66)	-	(66)	-	-	(365)	(190)	(621)	621	-
Total operating expenses	(4,689)	(1,899)	(6,588)	(1,188)	(1,072)	(1,048)	(906)	(10,802)	-	(10,802)
Pre-provision profit	4,908	1,460	6,368	1,068	1,434	(725)	659	8,804	-	8,804
Impairment (charges)/benefits	(201)	(143)	(344)	(85)	25	67	2	(335)	-	(335)
Profit before income tax expense	4,707	1,317	6,024	983	1,459	(658)	661	8,469	-	8,469
Income tax (expense)/benefit[2]	(1,416)	(399)	(1,815)	(296)	(382)	(61)	(216)	(2,770)	-	(2,770)
Net profit attributable to NCI	-	-	-	-	-	(4)	(1)	(5)	-	(5)
Net profit attributable to owners of WBC	3,291	918	4,209	687	1,077	(723)	444	5,694	-	5,694
Notable Items (post-tax)[2]	(47)	-	(47)	-	119	(1,226)	280	(874)
Balance sheet
Loans	474,604	84,897	559,501	85,182	85,285	9,866	(187)	739,647
Deposits and other borrowings	280,574	133,335	413,909	116,552	71,202	9,457	48,009	659,129

1.	Impairment of assets (including goodwill and other intangible assets) was insignificant for all segments except for the following:

- Specialist Businesses: 2023: nil (2022: $167 million, 2021: $141 million);

- Group Businesses: 2023: $35 million (2022: $166 million, 2021: $6 million); and

- Westpac Institutional Bank: 2023: nil (2022: nil, 2021: $1,192 million).

2.	The tax impact of Notable Items reduced income tax (expense)/benefit of $184 million in 2023 (2022: $46 million, 2021: $57 million).

Note 2. Segment reporting (continued)

			Consumer
			and	Westpac	Westpac				Notable
			Business	Institutional	New	Specialist	Group		Items	Income
$m	Consumer	Business	Banking	Bank	Zealand (A$)	Businesses	Businesses	Total	(pre-tax)	statement
2021
Net interest income	9,483	2,810	12,293	925	2,022	512	835	16,587	271	16,858
Net fee income	452	344	796	614	152	57	-	1,619	(137)	1,482
Net wealth management and insurance income	52	-	52	-	113	1,149	3	1,317	(106)	1,211
Trading income	-	-	-	608	58	33	16	715	4	719
Other income	17	8	25	107	11	25	21	189	763	952
Notable Items	-	178	178	-	(49)	181	485	795	(795)	-
Net operating income	10,004	3,340	13,344	2,254	2,307	1,957	1,360	21,222	-	21,222
Operating expenses[1]	(4,757)	(2,168)	(6,925)	(1,418)	(1,039)	(846)	(736)	(10,964)	(2,347)	(13,311)
Notable Items	(141)	(54)	(195)	(1,193)	(23)	(640)	(296)	(2,347)	2,347	-
Total operating expenses	(4,898)	(2,222)	(7,120)	(2,611)	(1,062)	(1,486)	(1,032)	(13,311)	-	(13,311)
Pre-provision profit	5,106	1,118	6,224	(357)	1,245	471	328	7,911	-	7,911
Impairment (charges)/benefits	184	425	609	(162)	79	66	(2)	590	-	590
Profit before income tax expense	5,290	1,543	6,833	(519)	1,324	537	326	8,501	-	8,501
Income tax (expense)/benefit[2]	(1,583)	(466)	(2,049)	(14)	(376)	(373)	(226)	(3,038)	-	(3,038)
Net profit attributable to NCI	-	-	-	-	-	(2)	(3)	(5)	-	(5)
Net profit attributable to owners of WBC	3,707	1,077	4,784	(533)	948	162	97	5,458	-	5,458
Notable Items (post-tax)[2]	(105)	85	(20)	(991)	(54)	(540)	110	(1,495)
Balance sheet
Loans[3]	462,699	78,385	541,084	67,749	88,409	12,550	(8)	709,784
Deposits and other borrowings	266,445	128,550	394,995	99,349	75,756	8,744	48,111	626,955

Notable Items after tax

$m	2023	2022	2021

Economic hedges	(92)	470	138
Hedge ineffectiveness	66	(52)	(32)
Provisions for remediation, litigation, fines and penalties	(176)	(133)	(448)
Asset sales and revaluations	256	(876)	11
The write-down of assets	(87)	(283)	(1,164)
Restructuring costs	(140)	-	-
Total Notable Items after tax	(173)	(874)	(1,495)

1.	Impairment of assets (including goodwill and other intangible assets) was insignificant for all segments except for the following:

- Specialist Businesses: 2023: nil (2022: $167 million, 2021: $141 million);

- Group Businesses: 2023: $35 million (2022: $166 million, 2021: $6 million); and

- Westpac Institutional Bank: 2023: nil (2022: nil, 2021: $1,192 million).

2.	The tax impact of Notable Items reduced income tax (expense)/benefit of $184 million in 2023 (2022: $46 million, 2021: $57 million).
3.	Specialist Businesses excludes balances presented as held for sale.

Schedule of geographic segments

Geographic segments are based on the location of the office where the following items were recognised:

	2023		2022		2021
	$m	%	$m	%	$m	%
Revenue
Australia	40,222	85.4	20,198	78.6	22,788	85.5
New Zealand	5,053	10.7	5,010	19.5	3,509	13.2
Other overseas[1]	1,805	3.9	488	1.9	345	1.3
Total	47,080	100.0	25,696	100.0	26,642	100.0
Non-current assets[2]
Australia	11,782	89.7	11,606	91.0	11,825	91.2
New Zealand	1,282	9.8	1,088	8.5	1,082	8.3
Other overseas[1]	67	0.5	62	0.5	55	0.5
Total	13,131	100.0	12,756	100.0	12,962	100.0

1.	Other overseas included Pacific Islands, Asia, the Americas and Europe.
2.	Non-current assets represents property and equipment, and intangible assets.